Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Net increase in cash, cash equivalents and restricted cash per consolidated statement of cash flows	$ (92)	$ (206)
Net (increase)/decrease in cash and cash equivalents	(92)	(206)
Increase in net borrowings	705	52
(Decrease/increase in net debt	613	(154)
Net debt at January 1	2,424	2,578
Net debt at December 31,	$ 3,037	$ 2,424